UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09987
Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 96.2%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 1.8%

Booz Allen Hamilton, Inc.
	3,042	Term Loan, 6.00%, Maturing July 31, 2015	$3,055,305
CACI International, Inc.
	4,198	Term Loan, 1.76%, Maturing May 3, 2011	4,195,021
DAE Aviation Holdings, Inc.
	3,331	Term Loan, 4.09%, Maturing July 31, 2014	3,192,181
	3,423	Term Loan, 4.09%, Maturing July 31, 2014	3,280,390
Delos Aircraft, Inc.
	4,142	Term Loan, 7.00%, Maturing March 15, 2016	4,201,336
Evergreen International Aviation
	10,164	Term Loan, 10.50%, Maturing October 31, 2011(2)	9,554,232
Hawker Beechcraft Acquisition
	18,859	Term Loan, 2.28%, Maturing March 26, 2014	16,239,520
	1,238	Term Loan, 2.29%, Maturing March 26, 2014	1,065,728
Hexcel Corp.
	4,596	Term Loan, 6.50%, Maturing May 21, 2014	4,630,902
IAP Worldwide Services, Inc.
	3,107	Term Loan, 9.25%, Maturing December 30, 2012(2)	2,966,891
International Lease Finance Co.
	5,633	Term Loan, 6.75%, Maturing March 15, 2015	5,749,571
PGS Solutions, Inc.
	3,299	Term Loan, 2.51%, Maturing February 14, 2013	3,216,814
Spirit AeroSystems, Inc.
	3,729	Term Loan, 2.05%, Maturing December 31, 2011	3,693,381
TransDigm, Inc.
	11,650	Term Loan, 2.28%, Maturing June 23, 2013	11,499,517
Vought Aircraft Industries, Inc.
	7,407	Revolving Loan, 0.50%, Maturing December 22, 2010(3)	7,185,185
	2,778	Term Loan, 7.50%, Maturing December 17, 2011	2,786,459
	3,546	Term Loan, 7.50%, Maturing December 17, 2011	3,558,018
	851	Term Loan, 7.50%, Maturing December 22, 2011	852,872
Wesco Aircraft Hardware Corp.
	6,822	Term Loan, 2.53%, Maturing September 29, 2013	6,715,529
Wyle Services Corp.
	2,000	Term Loan, 6.25%, Maturing March 26, 2016	2,005,000

			$99,643,852

Air Transport — 0.3%

Delta Air Lines, Inc.
	7,000	Revolving Loan, 2.25%, Maturing April 30, 2012	$6,148,331
	8,311	Term Loan, 2.30%, Maturing April 30, 2012	8,139,965
	1,329	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	1,247,007

			$15,535,303

Automotive — 4.0%

Accuride Corp.
	2,167	Term Loan, Maturing January 31, 2012(4)	$2,173,647
	13,097	Term Loan, 9.75%, Maturing June 30, 2013	13,167,948
Adesa, Inc.
	26,248	Term Loan, 3.03%, Maturing October 18, 2013	25,797,494
Allison Transmission, Inc.
	17,204	Term Loan, 3.01%, Maturing August 7, 2014	16,488,743
Dayco Products, LLC
	3,000	Term Loan, 0.50%, Maturing November 12, 2012(3)	3,093,600
	500	Term Loan, 10.00%, Maturing November 12, 2012	490,000
	1,000	Term Loan, 10.00%, Maturing November 12, 2012	990,000
	1,961	Term Loan, 10.50%, Maturing November 13, 2014	1,960,622
	290	Term Loan, 12.50%, Maturing November 13, 2014(2)	266,914
Federal-Mogul Corp.
	27,313	Term Loan, 2.19%, Maturing December 27, 2014	25,037,131
	19,011	Term Loan, 2.20%, Maturing December 27, 2015	17,426,825
Financiere Truck (Investissement)
EUR	1,309	Term Loan, 3.22%, Maturing February 15, 2012	1,102,327
Ford Motor Co.
	4,852	Revolving Loan, 2.32%, Maturing December 15, 2013(3)	4,673,474
	7,123	Term Loan, 3.26%, Maturing December 16, 2013	6,867,409
	20,634	Term Loan, 3.28%, Maturing December 16, 2013	19,960,646
Fraikin, Ltd.
GBP	1,611	Term Loan, 2.87%, Maturing February 15, 2012(3)	1,558,771
GBP	716	Term Loan, 2.99%, Maturing February 15, 2012(3)	692,593
Goodyear Tire & Rubber Co.
	41,656	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	39,906,167
HHI Holdings, LLC
	2,000	Term Loan, 10.50%, Maturing March 30, 2015	2,033,126
Keystone Automotive Operations, Inc.
	6,806	Term Loan, 3.78%, Maturing January 12, 2012	5,955,346
Locafroid Services S.A.S.
EUR	307	Term Loan, 3.22%, Maturing February 15, 2012	258,496
Tenneco Automotive, Inc.
	5,550	Term Loan, 5.25%, Maturing March 17, 2014	5,570,813
TriMas Corp.
	2,086	Term Loan, 6.00%, Maturing August 2, 2011	2,054,648
	8,723	Term Loan, 6.00%, Maturing December 15, 2015	8,591,855
United Components, Inc.
	8,530	Term Loan, 2.25%, Maturing June 30, 2010	8,338,084

			$214,456,679

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Beverage and Tobacco — 0.2%

Culligan International Co.
	7,889	Term Loan, 2.52%, Maturing November 24, 2014	$6,713,435
Southern Wine & Spirits of America, Inc.
	992	Term Loan, 5.50%, Maturing May 31, 2012	990,927
Van Houtte, Inc.
	115	Term Loan, 2.79%, Maturing July 11, 2014	111,538
	845	Term Loan, 2.79%, Maturing July 11, 2014	817,945

			$8,633,845

Building and Development — 2.3%

401 North Wabash Venture, LLC
	3,274	Term Loan, 0.00%, Maturing May 7, 2009(5)	$2,488,397
AIMCO Properties, L.P.
	938	Term Loan, 1.76%, Maturing March 23, 2011	933,201
Beacon Sales Acquisition, Inc.
	4,223	Term Loan, 2.28%, Maturing September 30, 2013	4,159,887
Brickman Group Holdings, Inc.
	5,800	Term Loan, 2.29%, Maturing January 23, 2014	5,683,798
Building Materials Corp. of America
	13,274	Term Loan, 3.06%, Maturing February 22, 2014	13,124,377
Contech Construction Products
	1,767	Term Loan, 2.26%, Maturing January 13, 2013	1,616,964
Epco/Fantome, LLC
	9,030	Term Loan, 2.89%, Maturing November 23, 2010	8,668,800
Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.53%, Maturing December 1, 2010(3)	1,599,840
	11,784	Term Loan, 5.11%, Maturing December 1, 2010	11,607,463
Lafarge Roofing
	1,593	Term Loan, 3.25%, Maturing July 16, 2014(2)	1,221,240
EUR	2,861	Term Loan, 3.25%, Maturing July 16, 2014(2)	2,920,684
EUR	1,866	Term Loan, 5.00%, Maturing April 16, 2015(2)	1,888,268
Materis
EUR	2,161	Term Loan, 3.03%, Maturing April 27, 2014	2,420,231
EUR	2,322	Term Loan, 3.16%, Maturing April 27, 2015	2,599,590
Mueller Water Products, Inc.
	6,816	Term Loan, 5.33%, Maturing May 23, 2014	6,843,220
NCI Building Systems, Inc.
	3,723	Term Loan, 8.00%, Maturing June 18, 2010	3,677,659
November 2005 Land Investors
	610	Term Loan, 5.75%, Maturing May 9, 2011	166,138
Panolam Industries Holdings, Inc.
	11,322	Term Loan, 8.25%, Maturing December 31, 2013	10,586,062
Re/Max International, Inc.
	13,900	Term Loan, 5.50%, Maturing April 16, 2016	13,934,750
Realogy Corp.
	10,411	Term Loan, 3.29%, Maturing October 10, 2013	9,462,042
	2,803	Term Loan, 3.38%, Maturing October 10, 2013	2,547,475
South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(5)	4,001,562
Standard Pacific Corp.
	4,680	Term Loan, 2.00%, Maturing May 5, 2013	4,313,402
WCI Communities, Inc.
	3,956	Term Loan, 10.00%, Maturing September 3, 2014(2)	3,836,853
	5,488	Term Loan, 10.07%, Maturing September 3, 2014	5,478,884

			$125,780,787

Business Equipment and Services — 8.6%

Activant Solutions, Inc.
	10,113	Term Loan, 2.31%, Maturing May 1, 2013	$9,696,297
Acxiom Corp.
	8,786	Term Loan, 3.32%, Maturing March 15, 2015	8,764,527
Advantage Sales & Marketing, Inc.
	15,876	Term Loan, 2.26%, Maturing March 29, 2013	15,875,738
	11,500	Term Loan, Maturing April 7, 2016(4)	11,467,490
Affinion Group, Inc.
	5,000	Revolving Loan, 0.62%, Maturing October 17, 2011(3)	4,975,000
	26,725	Term Loan, 5.00%, Maturing October 8, 2016	26,591,375
Dealer Computer Services, Inc.
	13,450	Term Loan, Maturing April 16, 2017(4)	13,450,000
Education Management, LLC
	15,416	Term Loan, 2.06%, Maturing June 1, 2013	15,112,663
First American Corp.
	6,725	Term Loan, 4.75%, Maturing April 9, 2016	6,773,339
Info USA, Inc.
	1,208	Term Loan, 2.05%, Maturing February 14, 2012	1,204,242
	1,973	Term Loan, 2.05%, Maturing February 14, 2012	1,967,130
Intergraph Corp.
	3,350	Term Loan, 4.50%, Maturing May 29, 2014	3,342,175
	3,875	Term Loan, 6.00%, Maturing May 29, 2014	3,895,991
iPayment, Inc.
	15,632	Term Loan, 2.28%, Maturing May 10, 2013	14,999,912
Kronos, Inc.
	13,717	Term Loan, 2.29%, Maturing June 11, 2014	13,242,910
Language Line, Inc.
	12,294	Term Loan, 5.50%, Maturing October 30, 2015	12,365,900
Mitchell International, Inc.
	1,980	Term Loan, 2.31%, Maturing March 28, 2014	1,873,189
	1,500	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	1,278,750

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

NE Customer Service
	11,800	Term Loan, 6.00%, Maturing March 5, 2016	$11,769,273
Protection One, Inc.
	1,719	Term Loan, 2.53%, Maturing March 31, 2012	1,723,678
	9,744	Term Loan, 6.25%, Maturing March 31, 2014	9,768,776
Quad Graphics
	5,000	Term Loan, Maturing April 14, 2016(4)	4,995,315
Quantum Corp.
	4,081	Term Loan, 3.79%, Maturing July 12, 2014	3,976,628
Quintiles Transnational Corp.
	10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(3)	9,758,000
	17,869	Term Loan, 2.30%, Maturing March 31, 2013	17,585,826
Sabre, Inc.
	40,444	Term Loan, 2.30%, Maturing September 30, 2014	38,535,551
Safenet, Inc.
	15,691	Term Loan, 2.76%, Maturing April 12, 2014	15,161,005
Serena Software, Inc.
	9,710	Term Loan, 2.25%, Maturing March 10, 2013	9,410,553
Sitel (Client Logic)
	7,448	Term Loan, 5.79%, Maturing January 29, 2014	7,373,406
EUR	569	Term Loan, 5.91%, Maturing January 29, 2014	754,388
Solera Holdings, LLC
	3,736	Term Loan, 2.06%, Maturing May 15, 2014	3,681,408
EUR	2,954	Term Loan, 2.44%, Maturing May 15, 2014	3,804,688
SunGard Data Systems, Inc.
	10,374	Term Loan, 2.00%, Maturing February 28, 2014	10,052,083
	3,423	Term Loan, 6.75%, Maturing February 28, 2014	3,442,129
	51,518	Term Loan, 3.88%, Maturing February 28, 2016	51,310,717
Ticketmaster
	8,651	Term Loan, 7.00%, Maturing July 22, 2014	8,739,929
Transaction Network Service, Inc.
	2,385	Term Loan, 6.00%, Maturing November 18, 2015	2,405,481
Travelport, LLC
	6,614	Term Loan, 2.79%, Maturing August 23, 2013	6,438,546
	14,116	Term Loan, 2.79%, Maturing August 23, 2013	13,768,325
	19,549	Term Loan, 2.79%, Maturing August 23, 2013	19,030,979
EUR	2,106	Term Loan, 3.14%, Maturing August 23, 2013	2,722,015
	3,474	Term Loan, 10.50%, Maturing August 23, 2013	3,497,590
Valassis Communications, Inc.
	732	Term Loan, 2.25%, Maturing March 2, 2014	727,497
	4,329	Term Loan, 2.25%, Maturing March 2, 2014	4,304,550
West Corp.
	13,104	Term Loan, 2.64%, Maturing October 24, 2013	12,807,706
	17,581	Term Loan, 4.14%, Maturing July 15, 2016	17,525,628

			$461,948,298

Cable and Satellite Television — 7.4%

Atlantic Broadband Finance, LLC
	11,967	Term Loan, 6.75%, Maturing June 8, 2013	$12,022,723
	445	Term Loan, 2.55%, Maturing September 1, 2013	440,784
Bresnan Broadband Holdings, LLC
	15,396	Term Loan, 2.26%, Maturing March 29, 2014	15,222,780
	1,485	Term Loan, 2.31%, Maturing March 29, 2014	1,468,294
Cequel Communications, LLC
	37,947	Term Loan, 2.29%, Maturing November 5, 2013	37,330,533
	2,500	Term Loan - Second Lien, 4.75%, Maturing May 5, 2014	2,510,000
Charter Communications Operating, Inc.
	64,175	Term Loan, 2.30%, Maturing March 6, 2014	61,010,432
CSC Holdings, Inc.
	1,473	Term Loan, 2.00%, Maturing March 29, 2016	1,475,441
	14,690	Term Loan, 2.00%, Maturing March 29, 2016	14,660,300
CW Media Holdings, Inc.
	4,680	Term Loan, 3.29%, Maturing February 15, 2015	4,453,681
DirectTV Holdings, LLC
	1,766	Term Loan, 1.77%, Maturing April 13, 2013	1,768,782
Foxco Acquisition Sub., LLC
	9,275	Term Loan, 7.50%, Maturing July 14, 2015	9,240,556
Insight Midwest Holdings, LLC
	26,316	Term Loan, 2.27%, Maturing April 6, 2014	25,769,372
Kabel BW GmbH and Co.
EUR	1,500	Term Loan, Maturing June 9, 2013(4)	1,965,346
EUR	1,500	Term Loan, Maturing June 9, 2014(4)	1,965,346
Kabel Deutschland Gmbh
EUR	7,000	Term Loan, 3.66%, Maturing March 31, 2014	9,191,996
MCC Iowa, LLC
	7,616	Term Loan, 2.01%, Maturing January 31, 2015	7,344,118
	7,740	Term Loan, 2.01%, Maturing January 31, 2015	7,463,295
Mediacom Broadband, LLC
	10,275	Term Loan, Maturing October 20, 2017(4)	10,282,706
Mediacom Illinois, LLC
	20,244	Term Loan, 2.01%, Maturing January 31, 2015	19,467,825
	2,985	Term Loan, 5.50%, Maturing March 31, 2017	3,004,403
Mediacom, LLC
	6,000	Term Loan, 4.50%, Maturing October 20, 2017	6,005,628
ProSiebenSat.1 Media AG
EUR	8,887	Term Loan, 2.41%, Maturing June 26, 2014	10,615,463
EUR	2,613	Term Loan, 2.41%, Maturing July 2, 2014	3,121,297
EUR	2,020	Term Loan, 3.34%, Maturing March 2, 2015	2,165,715
EUR	739	Term Loan, 2.54%, Maturing June 26, 2015	903,039
EUR	16,816	Term Loan, 2.54%, Maturing June 26, 2015	20,537,729
EUR	2,020	Term Loan, 3.59%, Maturing March 2, 2016	2,165,715

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

UPC Broadband Holding B.V.
	9,793	Term Loan, 2.18%, Maturing December 31, 2014	$9,560,408
	17,842	Term Loan, 3.93%, Maturing December 31, 2016	17,650,649
EUR	21,765	Term Loan, 4.15%, Maturing December 31, 2016	27,663,043
EUR	10,790	Term Loan, 4.99%, Maturing December 31, 2017	13,859,868
Virgin Media Investment Holding
GBP	11,000	Term Loan, 4.41%, Maturing December 31, 2015	16,720,859
YPSO Holding SA
EUR	3,172	Term Loan, 4.16%, Maturing July 28, 2014(2)	3,587,432
EUR	5,176	Term Loan, 4.16%, Maturing July 28, 2014(2)	5,853,179
EUR	8,220	Term Loan, 4.16%, Maturing July 28, 2014(2)	9,295,856

			$397,764,593

Chemicals and Plastics — 5.2%

Arizona Chemical, Inc.
EUR	2,548	Term Loan, 2.91%, Maturing February 28, 2013	$3,291,352
Brenntag Holding GmbH and Co. KG
	10,877	Term Loan, 4.03%, Maturing December 23, 2013	10,904,579
	2,099	Term Loan, 4.07%, Maturing December 23, 2013	2,104,255
EUR	3,434	Term Loan, 4.58%, Maturing December 23, 2013	4,568,389
EUR	230	Term Loan - Second Lien, 4.94%, Maturing June 23, 2015	307,540
EUR	32	Term Loan - Second Lien, 6.94%, Maturing June 23, 2015	42,913
British Vita UK, Ltd.
EUR	961	Term Loan, 5.76%, Maturing June 30, 2014(2)	1,248,156
Celanese Holdings, LLC
	11,787	Term Loan, 2.00%, Maturing April 2, 2014	11,558,434
	15,758	Term Loan, 2.04%, Maturing April 2, 2014	15,471,098
EUR	970	Term Loan, 2.38%, Maturing April 2, 2014	1,267,291
Chemtura Corp.
	4,200	DIP Loan, 6.00%, Maturing March 22, 2011	4,231,500
Cognis GmbH
EUR	1,249	Term Loan, 2.65%, Maturing September 15, 2013	1,633,552
EUR	4,276	Term Loan, 2.65%, Maturing September 15, 2013	5,589,461
Columbian Chemicals Acquisition
	8,539	Term Loan, 6.31%, Maturing March 16, 2013	8,240,288
Ferro Corp.
	13,891	Term Loan, 6.29%, Maturing June 6, 2012	13,856,314
Hexion Specialty Chemicals, Inc.
	9,600	Term Loan, 2.35%, Maturing May 5, 2013	8,496,000
	1,211	Term Loan, 4.00%, Maturing May 5, 2015	1,168,151
	973	Term Loan, 4.06%, Maturing May 5, 2015	923,875
	3,276	Term Loan, 4.06%, Maturing May 5, 2015	3,162,944
	7,397	Term Loan, 4.06%, Maturing May 5, 2015	7,141,608
EUR	1,099	Term Loan, 4.39%, Maturing May 5, 2015	1,339,333
Huish Detergents, Inc.
	2,000	Term Loan, Maturing April 26, 2014(4)	1,960,000
Huntsman International, LLC
	7,500	Revolving Loan, 3.04%, Maturing August 16, 2010(3)	6,890,625
	19,956	Term Loan, 2.06%, Maturing August 16, 2012	19,255,020
	2,475	Term Loan, Maturing June 30, 2016(4)	2,400,307
INEOS Group
EUR	2,881	Term Loan, 4.90%, Maturing December 14, 2011	3,828,599
EUR	149	Term Loan, 5.40%, Maturing December 14, 2011	197,591
EUR	2,882	Term Loan, 5.40%, Maturing December 14, 2011	3,829,947
EUR	149	Term Loan, 5.90%, Maturing December 14, 2011	197,593
	3,405	Term Loan, 7.00%, Maturing December 14, 2012	3,455,637
	17,265	Term Loan, 9.50%, Maturing December 14, 2013	17,270,681
	17,265	Term Loan, 8.00%, Maturing December 14, 2014	17,270,681
ISP Chemco, Inc.
	8,472	Term Loan, 2.06%, Maturing June 4, 2014	8,267,600
Kranton Polymers, LLC
	10,956	Term Loan, 2.31%, Maturing May 12, 2013	10,569,992
Lyondell Chemical Co.
	4,475	Term Loan, 5.50%, Maturing March 14, 2016	4,496,543
MacDermid, Inc.
	2,952	Term Loan, 2.27%, Maturing April 12, 2014	2,745,094
Millenium Inorganic Chemicals
	8,799	Term Loan, 2.54%, Maturing April 30, 2014	8,304,102
Momentive Performance Material
	4,850	Term Loan, 2.50%, Maturing December 4, 2013	4,609,522
Nalco Co.
	3,027	Term Loan, 6.50%, Maturing May 6, 2016	3,056,767
	3,990	Term Loan, 2.02%, Maturing May 13, 2016	3,976,015
Rockwood Specialties Group, Inc.
EUR	588	Term Loan, 5.00%, Maturing July 30, 2011	786,398
	27,626	Term Loan, 6.00%, Maturing May 15, 2014	27,864,658
Solutia, Inc.
	5,000	Revolving Loan, 0.79%, Maturing March 12, 2015(3)	4,650,000
	17,625	Term Loan, 4.75%, Maturing March 12, 2017	17,770,036

			$280,200,441

Clothing / Textiles — 0.2%

Hanesbrands, Inc.
	7,831	Term Loan, 5.25%, Maturing December 10, 2015	$7,928,478
The William Carter Co.
	3,290	Term Loan, 1.78%, Maturing July 14, 2012	3,286,088

			$11,214,566

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates — 2.1%

Aquilex Holdings, LLC
	2,000	Term Loan, 6.25%, Maturing March 26, 2016	$2,015,000
Doncasters (Dunde HoldCo 4 Ltd.)
	3,595	Term Loan, 4.27%, Maturing July 13, 2015	3,205,819
GBP	659	Term Loan, 4.56%, Maturing July 13, 2015	902,503
	3,595	Term Loan, 4.77%, Maturing July 13, 2015	3,205,819
GBP	659	Term Loan, 5.06%, Maturing July 13, 2015	902,503
Gentek Holding, LLC
	2,120	Term Loan, 7.00%, Maturing October 29, 2014	2,134,924
Jarden Corp.
	2,310	Term Loan, 2.04%, Maturing January 24, 2012	2,302,024
	7,098	Term Loan, 2.04%, Maturing January 24, 2012	7,077,415
	1,004	Term Loan, 2.79%, Maturing January 24, 2012	1,003,988
Johnson Diversey, Inc.
	5,112	Term Loan, 5.50%, Maturing November 24, 2015	5,156,919
Manitowoc Company, Inc. (The)
	10,922	Term Loan, 7.50%, Maturing November 6, 2014	10,965,339
Polymer Group, Inc.
	1,576	Term Loan, 2.53%, Maturing November 22, 2012	1,575,665
	15,628	Term Loan, 7.00%, Maturing November 22, 2014	15,764,754
RBS Global, Inc.
	5,522	Term Loan, 2.56%, Maturing July 19, 2013	5,333,928
	27,866	Term Loan, 2.81%, Maturing July 19, 2013	27,273,409
RGIS Holdings, LLC
	790	Term Loan, 2.79%, Maturing April 30, 2014	749,530
	15,801	Term Loan, 2.79%, Maturing April 30, 2014	14,990,609
US Investigations Services, Inc.
	6,125	Term Loan, 3.27%, Maturing February 21, 2015	5,726,710
Vertrue, Inc.
	6,353	Term Loan, 3.30%, Maturing August 16, 2014	5,415,645

			$115,702,503

Containers and Glass Products — 2.7%

Berry Plastics Corp.
	20,288	Term Loan, 2.26%, Maturing April 3, 2015	$19,005,954
Consolidated Container Co.
	5,463	Term Loan, 2.50%, Maturing March 28, 2014	5,176,368
Crown Americas, Inc.
	1,392	Term Loan, 2.00%, Maturing November 15, 2012	1,378,661
	4,654	Term Loan, 2.00%, Maturing November 15, 2012	4,609,441
EUR	4,320	Term Loan, 2.15%, Maturing November 15, 2012	5,608,067
Graham Packaging Holdings Co.
	10,167	Term Loan, 2.50%, Maturing October 7, 2011	10,114,100
	21,045	Term Loan, 6.75%, Maturing April 5, 2014	21,250,418
Graphic Packaging International, Inc.
	24,543	Term Loan, 2.30%, Maturing May 16, 2014	24,212,733
	6,179	Term Loan, 3.04%, Maturing May 16, 2014	6,160,492
JSG Acquisitions
EUR	1,069	Term Loan, 3.93%, Maturing December 31, 2014	1,420,677
EUR	1,060	Term Loan, 4.08%, Maturing December 31, 2014	1,408,884
OI European Group B.V.
EUR	11,939	Term Loan, 1.90%, Maturing June 14, 2013	15,478,256
Owens-Brockway Glass Container
	4,054	Term Loan, 1.90%, Maturing June 14, 2013	4,021,354
Reynolds Group Holdings, Inc.
	7,950	Term Loan, 6.25%, Maturing November 5, 2015	8,001,675
Smurfit-Stone Container Corp.
	7,916	Revolving Loan, 2.90%, Maturing July 28, 2010	7,955,768
	2,632	Revolving Loan, 3.05%, Maturing July 28, 2010	2,645,015
	1,033	Term Loan, 2.50%, Maturing November 1, 2011	1,030,343
	1,813	Term Loan, 2.50%, Maturing November 1, 2011	1,803,503
	3,416	Term Loan, 2.50%, Maturing November 1, 2011	3,407,854
	1,593	Term Loan, 4.50%, Maturing November 1, 2011	1,584,764

			$146,274,327

Cosmetics / Toiletries — 0.8%

Alliance Boots Holdings, Ltd.
GBP	13,000	Term Loan, 3.55%, Maturing July 5, 2015	$18,675,920
American Safety Razor Co.
	3,254	Term Loan, 6.75%, Maturing July 31, 2013	3,020,403
Bausch & Lomb, Inc.
	2,368	Term Loan, 3.54%, Maturing April 30, 2015	2,322,599
	11,762	Term Loan, 3.54%, Maturing April 30, 2015	11,538,926
Prestige Brands, Inc.
	5,675	Term Loan, 4.75%, Maturing March 17, 2016	5,731,750

			$41,289,598

Drugs — 0.5%

Graceway Pharmaceuticals, LLC
	13,633	Term Loan, 3.02%, Maturing May 3, 2012	$11,633,648
Pharmaceutical Holdings Corp.
	1,123	Term Loan, 3.53%, Maturing January 30, 2012	1,106,209
Warner Chilcott Corp.
	4,448	Term Loan, 5.50%, Maturing October 30, 2014	4,459,346
	2,557	Term Loan, 5.75%, Maturing April 30, 2015	2,564,905
	4,140	Term Loan, 5.75%, Maturing April 30, 2015	4,150,827
	4,258	Term Loan, 5.75%, Maturing April 30, 2015	4,271,031

			$28,185,966

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Ecological Services and Equipment — 0.7%

BakerCorp., Inc.
	1,995	Term Loan, 4.78%, Maturing May 8, 2014	$1,905,589
Big Dumpster Merger Sub, Inc.
	1,614	Term Loan, 2.53%, Maturing February 5, 2013	1,290,890
Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.66%, Maturing April 1, 2015	2,526,426
Environmental Systems Products Holdings, Inc.
	382	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	371,954
IESI Corp.
	2,000	Term Loan, 2.02%, Maturing January 20, 2012	1,997,500
Kemble Water Structure, Ltd.
GBP	14,400	Term Loan - Second Lien, 4.88%, Maturing October 13, 2013	19,801,919
Sensus Metering Systems, Inc.
	7,354	Term Loan, 7.00%, Maturing June 3, 2013	7,362,847
Wastequip, Inc.
	679	Term Loan, 2.53%, Maturing February 5, 2013	543,533

			$35,800,658

Electronics / Electrical — 3.3%

Aspect Software, Inc.
	9,761	Term Loan, 3.31%, Maturing July 11, 2011	$9,723,260
Baldor Electric Co.
	866	Term Loan, 5.25%, Maturing January 31, 2014	872,322
Christie/Aix, Inc.
	5,500	Term Loan, Maturing April 22, 2016(4)	5,513,750
Fairchild Semiconductor Corp.
	10,751	Term Loan, 1.81%, Maturing June 26, 2013	10,616,148
FCI International S.A.S.
	552	Term Loan, 3.67%, Maturing November 1, 2013	524,148
	573	Term Loan, 3.67%, Maturing November 1, 2013	544,443
	573	Term Loan, 3.67%, Maturing November 1, 2013	544,444
	750	Term Loan, 3.67%, Maturing November 1, 2013	712,394
	552	Term Loan, 3.67%, Maturing November 1, 2013	524,148
Freescale Semiconductor, Inc.
	23,967	Term Loan, 4.50%, Maturing December 1, 2016	23,076,910
Infor Enterprise Solutions Holdings
	19,224	Term Loan, 6.03%, Maturing December 1, 2013	18,671,061
EUR	2,902	Term Loan, 5.37%, Maturing July 28, 2015	3,671,306
	7,136	Term Loan, 6.03%, Maturing July 28, 2015	6,921,847
Network Solutions, LLC
	9,650	Term Loan, 2.55%, Maturing March 7, 2014	9,228,129
Open Solutions, Inc.
	10,080	Term Loan, 2.45%, Maturing January 23, 2014	9,110,178
Sensata Technologies Finance Co.
	22,876	Term Loan, 2.08%, Maturing April 27, 2013	22,127,480
Spansion, LLC
	6,900	Term Loan, 7.75%, Maturing January 8, 2015	6,994,875
Spectrum Brands, Inc.
	1,422	Term Loan, 8.00%, Maturing March 30, 2013	1,421,978
	28,808	Term Loan, 8.00%, Maturing March 30, 2013	28,815,134
SS&C Technologies, Inc.
	3,012	Term Loan, 2.29%, Maturing November 23, 2012	2,989,222
VeriFone, Inc.
	1,840	Term Loan, 3.03%, Maturing October 31, 2013	1,812,016
Vertafore, Inc.
	14,685	Term Loan, 5.50%, Maturing July 31, 2014	14,280,848
	1,961	Term Loan, 7.50%, Maturing July 31, 2014	1,951,058

			$180,647,099

Equipment Leasing — 0.1%

AWAS Capital, Inc.
	6,903	Term Loan, 2.06%, Maturing March 22, 2013	$6,512,221
Hertz Corp.
	8	Term Loan, 2.01%, Maturing December 21, 2012	7,795
	835	Term Loan, 2.02%, Maturing December 21, 2012	826,011

			$7,346,027

Farming / Agriculture — 0.6%

CF Industries, Inc.
	17,125	Term Loan, 5.75%, Maturing April 16, 2015	$17,257,719
Wm. Bolthouse Farms, Inc.
	13,500	Term Loan, 5.50%, Maturing January 25, 2016	13,605,475

			$30,863,194

Financial Intermediaries — 1.9%

Asset Acceptance Capital Corp.
	2,239	Term Loan, 3.78%, Maturing June 5, 2013	$2,160,798
Citco III, Ltd.
	20,290	Term Loan, 4.43%, Maturing June 30, 2014	19,681,169
E.A. Viner International Co.
	384	Term Loan, 4.80%, Maturing July 31, 2013	368,679
First Data Corp.
	5,980	Term Loan, 3.01%, Maturing September 24, 2014	5,390,937
	3,487	Term Loan, 3.03%, Maturing September 24, 2014	3,139,816
	3,980	Term Loan, 3.03%, Maturing September 24, 2014	3,582,074
Grosvenor Capital Management
	5,499	Term Loan, 2.25%, Maturing December 5, 2013	5,059,517

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Financial Intermediaries (continued)

Jupiter Asset Management Group
GBP	3,644	Term Loan, 2.71%, Maturing June 30, 2015	$5,324,060
Lender Processing Services, Inc.
	5,015	Term Loan, 2.77%, Maturing July 2, 2014	5,035,541
LPL Holdings, Inc.
	32,351	Term Loan, 2.04%, Maturing December 18, 2014	31,562,039
Nuveen Investments, Inc.
	15,477	Term Loan, 3.32%, Maturing November 2, 2014	14,192,886
Oxford Acquisition III, Ltd.
	7,203	Term Loan, 2.31%, Maturing May 24, 2014	6,717,057
RJO Holdings Corp. (RJ O’Brien)
	4,044	Term Loan, 5.26%, Maturing July 31, 2014(2)	2,736,260

			$104,950,833

Food Products — 2.1%

Acosta, Inc.
	16,825	Term Loan, 2.53%, Maturing July 28, 2013	$16,628,931
American Seafoods Group, LLC
	537	Term Loan, 4.02%, Maturing September 30, 2011	488,339
	2,217	Term Loan, 4.02%, Maturing September 30, 2012	2,208,357
B&G Foods, Inc.
	1,500	Term Loan, 2.26%, Maturing February 23, 2013	1,499,375
BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.67%, Maturing December 31, 2013	5,151,682
GBP	2,500	Term Loan - Second Lien, 5.26%, Maturing June 30, 2015	3,633,871
Dean Foods Co.
	26,395	Term Loan, 1.68%, Maturing April 2, 2014	25,883,315
Dole Food Company, Inc.
	2,513	Term Loan, 7.88%, Maturing April 12, 2013	2,543,629
	6,662	Term Loan, 5.01%, Maturing March 2, 2017	6,742,242
	2,682	Term Loan, 5.04%, Maturing March 2, 2017	2,714,541
Mafco Worldwide Corp.
	1,020	Term Loan, 2.26%, Maturing December 8, 2011	983,933
Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.85%, Maturing April 2, 2013(3)	3,660,000
	35,672	Term Loan, 3.00%, Maturing April 2, 2014	34,814,848
	6,325	Term Loan, 7.50%, Maturing April 2, 2014	6,383,310
United Biscuits
GBP	1,500	Term Loan - Second Lien, 4.85%, Maturing June 30, 2016	2,140,159

			$115,476,532

Food Service — 2.7%

AFC Enterprises, Inc.
	1,369	Term Loan, 7.00%, Maturing May 11, 2011	$1,382,244
Aramark Corp.
	968	Term Loan, 2.17%, Maturing January 26, 2014	909,450
	21,361	Term Loan, 2.17%, Maturing January 27, 2014	21,020,937
	2,104	Term Loan, 2.17%, Maturing January 27, 2014	2,070,148
	38,112	Term Loan, 3.54%, Maturing July 26, 2016	37,942,830
	2,506	Term Loan, 3.54%, Maturing July 26, 2016	2,495,309
Buffets, Inc.
	1,026	Term Loan, 7.44%, Maturing November 1, 2013	1,000,244
	9,225	Term Loan, Maturing April 21, 2015(4)	9,118,341
	77	Term Loan, 7.39%, Maturing April 22, 2015	75,406
CBRL Group, Inc.
	368	Term Loan, 1.75%, Maturing April 27, 2013	365,777
	3,825	Term Loan, 1.75%, Maturing April 27, 2013	3,803,938
	222	Term Loan, 2.75%, Maturing April 27, 2016	222,272
	2,312	Term Loan, 2.75%, Maturing April 27, 2016	2,311,549
JRD Holdings, Inc.
	3,459	Term Loan, 2.51%, Maturing June 26, 2014	3,391,080
Maine Beverage Co., LLC
	1,630	Term Loan, 2.04%, Maturing June 30, 2010	1,540,687
OSI Restaurant Partners, LLC
	1,783	Term Loan, 2.54%, Maturing May 9, 2013	1,620,079
	19,341	Term Loan, 2.63%, Maturing May 9, 2014	17,570,784
QCE Finance, LLC
	9,640	Term Loan, 5.06%, Maturing May 5, 2013	8,873,729
Sagittarius Restaurants, LLC
	8,970	Term Loan, 9.50%, Maturing March 29, 2013	8,992,534
Selecta
CHF	18,405	Term Loan, 3.22%, Maturing June 28, 2015	14,679,636
SSP Financing, Ltd.
	2,834	Term Loan, 1.00%, Maturing December 17, 2016	1,296,661
	5,115	Term Loan, 1.26%, Maturing December 17, 2016	3,874,936

			$144,558,571

Food / Drug Retailers — 2.8%

General Nutrition Centers, Inc.
	34,913	Term Loan, 2.54%, Maturing September 16, 2013	$34,004,913
Pantry, Inc. (The)
	61	Term Loan, 2.03%, Maturing May 15, 2014	59,153
	6,672	Term Loan, 2.03%, Maturing May 15, 2014	6,427,514
Rite Aid Corp.
	43,942	Term Loan, 2.01%, Maturing June 1, 2014	40,779,510
	13,881	Term Loan, 6.00%, Maturing June 4, 2014	13,737,548
	14,500	Term Loan, 9.50%, Maturing June 4, 2014	15,164,579

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food / Drug Retailers (continued)

Roundy’s Supermarkets, Inc.
	34,530	Term Loan, 6.23%, Maturing November 3, 2013	$34,853,399
	2,500	Term Loan - Second Lien, Maturing April 14, 2016(4)	2,546,875
Supervalu, Inc.
	482	Term Loan, 1.52%, Maturing June 1, 2012	475,573
	853	Term Loan, 3.02%, Maturing October 5, 2015	851,040

			$148,900,104

Forest Products — 1.0%

Georgia-Pacific Corp.
	5,450	Term Loan, 2.33%, Maturing December 20, 2012	$5,425,734
	40,058	Term Loan, 2.27%, Maturing December 24, 2012	39,882,934
	10,469	Term Loan, 3.53%, Maturing December 23, 2014	10,505,658

			$55,814,326

Health Care — 10.7%

1-800 Contacts, Inc.
	5,957	Term Loan, 7.70%, Maturing March 4, 2015	$5,942,381
Alliance Healthcare Services
	8,882	Term Loan, 5.50%, Maturing June 1, 2016	8,888,898
American Medical Systems
	2,140	Term Loan, 2.50%, Maturing July 20, 2012	2,108,011
AMR Holdco, Inc.
	5,000	Term Loan, 3.25%, Maturing April 8, 2015	5,026,565
Ardent Medical Services, Inc.
	7,625	Term Loan, 6.50%, Maturing September 9, 2015	7,546,844
Aveta, Inc.
	8,900	Term Loan, 7.50%, Maturing April 14, 2015	8,766,500
Biomet, Inc.
	29,745	Term Loan, 3.28%, Maturing December 26, 2014	29,381,743
EUR	2,900	Term Loan, 3.50%, Maturing December 26, 2014	3,788,015
Cardinal Health 409, Inc.
	15,480	Term Loan, 2.51%, Maturing January 30, 2012	14,764,298
Carestream Health, Inc.
	16,389	Term Loan, 2.27%, Maturing April 30, 2013	15,981,916
Carl Zeiss Vision Holding GmbH
EUR	8,371	Term Loan, 2.91%, Maturing March 23, 2015	9,390,198
Community Health Systems, Inc.
	2,724	Term Loan, 2.50%, Maturing July 25, 2014	2,652,122
	72,117	Term Loan, 2.50%, Maturing July 25, 2014	70,201,611
Concentra, Inc.
	6,643	Term Loan, 2.55%, Maturing June 25, 2014	6,407,291
Convatec Cidron
EUR	2,000	Term Loan, 3.90%, Maturing July 30, 2016	2,634,790
CRC Health Corp.
	1,838	Term Loan, 2.54%, Maturing February 6, 2013	1,756,579
	3,705	Term Loan, 2.54%, Maturing February 6, 2013	3,540,533
Dako EQT Project Delphi
	1,568	Term Loan, 2.41%, Maturing June 12, 2016	1,400,689
EUR	3,099	Term Loan, 2.77%, Maturing June 12, 2016	3,684,625
DaVita, Inc.
	16,810	Term Loan, 1.77%, Maturing October 5, 2012	16,655,740
DJO Finance, LLC
	4,459	Term Loan, 3.27%, Maturing May 15, 2014	4,348,951
Fenwal, Inc.
	507	Term Loan, 2.50%, Maturing February 28, 2014	450,361
	2,961	Term Loan, 2.50%, Maturing February 28, 2014	2,627,671
Fresenius Medical Care Holdings
	7,838	Term Loan, 1.66%, Maturing March 31, 2013	7,734,954
Fresenius SE
	364	Term Loan, 4.50%, Maturing September 10, 2014	367,985
	636	Term Loan, 4.50%, Maturing September 10, 2014	644,203
Hanger Orthopedic Group, Inc.
	3,285	Term Loan, 2.27%, Maturing May 30, 2013	3,245,144
Harvard Drug Group, LLC
	363	Term Loan, Maturing April 8, 2016(4)	363,317
	2,637	Term Loan, Maturing April 8, 2016(4)	2,642,308
HCA, Inc.
	18,668	Term Loan, 2.54%, Maturing November 18, 2013	18,190,472
	44,769	Term Loan, 3.54%, Maturing March 31, 2017	44,535,589
Health Management Association, Inc.
	42,320	Term Loan, 2.04%, Maturing February 28, 2014	41,061,361
HealthSouth Corp.
	3,500	Term Loan, 2.50%, Maturing March 10, 2013	3,255,000
	3,584	Term Loan, 2.51%, Maturing March 10, 2013	3,528,398
	2,950	Term Loan, 4.01%, Maturing September 10, 2015	2,952,577
Iasis Healthcare, LLC
	30	Term Loan, 2.25%, Maturing March 14, 2014	29,005
	110	Term Loan, 2.27%, Maturing March 14, 2014	106,866
	317	Term Loan, 2.27%, Maturing March 14, 2014	308,782
Ikaria Acquisition, Inc.
	4,390	Term Loan, 2.52%, Maturing March 28, 2013	4,340,789
IM U.S. Holdings, LLC
	9,260	Term Loan, 2.27%, Maturing June 26, 2014	9,113,879
IMS Health, Inc.
EUR	1,980	Term Loan, 5.50%, Maturing February 17, 2016	2,648,965
	8,169	Term Loan, 5.25%, Maturing February 26, 2016	8,232,793
inVentiv Health, Inc.
	7,373	Term Loan, 2.05%, Maturing July 6, 2014	7,013,245

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Lifepoint Hospitals, Inc.
	15,498	Term Loan, 3.01%, Maturing April 15, 2015	$15,457,174
MultiPlan Merger Corp.
	5,666	Term Loan, 3.56%, Maturing April 12, 2013	5,581,299
	6,577	Term Loan, 3.56%, Maturing April 12, 2013	6,478,557
	5,350	Term Loan, 6.00%, Maturing June 30, 2013	5,365,050
Mylan, Inc.
	19,566	Term Loan, 3.56%, Maturing October 2, 2014	19,572,710
National Mentor Holdings, Inc.
	537	Term Loan, 2.30%, Maturing June 29, 2013	495,926
	8,731	Term Loan, 2.30%, Maturing June 29, 2013	8,061,600
Nyco Holdings
	9,483	Term Loan, 2.54%, Maturing December 29, 2014	8,917,639
EUR	5,961	Term Loan, 2.89%, Maturing December 29, 2014	7,505,797
	9,483	Term Loan, 3.29%, Maturing December 29, 2015	8,917,639
EUR	5,961	Term Loan, 3.64%, Maturing December 29, 2015	7,505,797
Prime Healthcare Services, Inc.
	17,125	Term Loan, Maturing April 22, 2015(4)	16,782,500
Psychiatric Solutions, Inc.
	942	Term Loan, 2.09%, Maturing May 31, 2014	934,202
RadNet Management, Inc.
	14,150	Term Loan, 5.75%, Maturing April 6, 2016	14,164,744
ReAble Therapeutics Finance, LLC
	8,829	Term Loan, 2.30%, Maturing November 16, 2013	8,671,893
RehabCare Group, Inc.
	5,187	Term Loan, 6.00%, Maturing November 20, 2015	5,219,419
Select Medical Holdings Corp.
	1,000	Revolving Loan, 0.50%, Maturing February 24, 2011(3)	930,000
	3,824	Term Loan, 4.00%, Maturing August 5, 2014	3,761,701
	10,402	Term Loan, 4.00%, Maturing August 5, 2014	10,233,405
Sunrise Medical Holdings, Inc.
EUR	2,488	Term Loan, 8.00%, Maturing May 13, 2014	3,313,005
TZ Merger Sub., Inc. (TriZetto)
	4,818	Term Loan, 7.50%, Maturing July 24, 2015	4,858,490
Vanguard Health Holding Co., LLC
	9,800	Term Loan, 5.00%, Maturing January 29, 2016	9,851,038
VWR International, Inc.
	16,346	Term Loan, 2.77%, Maturing June 28, 2013	15,616,999

			$576,458,548

Home Furnishings — 0.8%

Dometic Corp.
	914	Term Loan, 1.00%, Maturing December 31, 2014	$832,003
	2,057	Term Loan, 1.00%, Maturing December 31, 2014	1,738,292
	1,048	Term Loan, 3.38%, Maturing December 31, 2014(2)	550,201
Hunter Fan Co.
	3,580	Term Loan, 2.76%, Maturing April 16, 2014	3,263,521
Interline Brands, Inc.
	1,376	Term Loan, 2.01%, Maturing June 23, 2013	1,300,150
	6,416	Term Loan, 2.04%, Maturing June 23, 2013	6,063,226
National Bedding Co., LLC
	25,060	Term Loan, 2.00%, Maturing August 31, 2011	24,417,747
	1,500	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,395,000
Oreck Corp.
	797	Term Loan, 3.80%, Maturing March 19, 2016(6)	797,470
Sanitec Europe OY
EUR	3,470	Term Loan, 2.50%, Maturing June 25, 2016	3,688,734

			$44,046,344

Industrial Equipment — 2.5%

Baxi Group, Ltd.
EUR	3,254	Revolving Loan, 0.00%, Maturing December 27, 2010(3)	$3,931,291
GBP	881	Term Loan, 3.10%, Maturing December 27, 2010	1,306,584
EUR	500	Term Loan, 3.50%, Maturing June 13, 2011	645,516
EUR	500	Term Loan, 4.50%, Maturing June 13, 2012	645,515
Brand Energy and Infrastructure Services, Inc.
	9,368	Term Loan, 2.56%, Maturing February 7, 2014	9,086,883
Bucyrus International, Inc.
	10,635	Term Loan, 4.50%, Maturing February 19, 2016	10,720,420
CEVA Group PLC U.S.
	2,053	Term Loan, 3.26%, Maturing January 4, 2014	1,867,864
	40	Term Loan, 3.29%, Maturing January 4, 2014	36,164
EUR	636	Term Loan, 3.40%, Maturing January 4, 2014	770,997
EUR	1,081	Term Loan, 3.40%, Maturing January 4, 2014	1,309,241
EUR	1,328	Term Loan, 3.40%, Maturing January 4, 2014	1,609,065
EUR	1,136	Term Loan, 3.58%, Maturing January 4, 2014	1,376,142
EPD Holdings, (Goodyear Engineering Products)
	2,349	Term Loan, 2.76%, Maturing July 13, 2014	2,109,825
	12,864	Term Loan, 2.76%, Maturing July 13, 2014	11,555,972
	2,000	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	1,691,666
Flowserve Corp.
	4,582	Term Loan, 1.81%, Maturing August 10, 2012	4,574,650
Generac Acquisition Corp.
	8,802	Term Loan, 2.79%, Maturing November 7, 2013	8,325,832
Gleason Corp.
	3,459	Term Loan, 2.02%, Maturing June 30, 2013	3,406,911
Itron, Inc.
	633	Term Loan, 3.78%, Maturing April 18, 2014	633,279

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Industrial Equipment (continued)

Jason, Inc.
	1,731	Term Loan, 7.00%, Maturing July 30, 2010	$1,298,456
John Maneely Co.
	19,044	Term Loan, 3.55%, Maturing December 8, 2013	18,356,719
KION Group GmbH
	8,787	Term Loan, 3.99%, Maturing December 23, 2014(2)	7,284,181
EUR	523	Term Loan, 4.15%, Maturing December 23, 2014(2)	586,987
	8,787	Term Loan, 2.77%, Maturing December 23, 2015(2)	7,284,181
EUR	483	Term Loan, 4.40%, Maturing December 23, 2015(2)	542,888
Polypore, Inc.
	2,000	Revolving Loan, 0.68%, Maturing July 3, 2013(3)	1,820,000
	22,741	Term Loan, 2.53%, Maturing July 3, 2014	22,229,129
EUR	1,084	Term Loan, 2.62%, Maturing July 3, 2014	1,370,934
Sequa Corp.
	1,990	Term Loan, 3.55%, Maturing December 3, 2014	1,855,170
TFS Acquisition Corp.
	4,491	Term Loan, 14.00%, Maturing August 11, 2013(2)	4,367,163

			$132,599,625

Insurance — 1.9%

Alliant Holdings I, Inc.
	20,279	Term Loan, 3.29%, Maturing August 21, 2014	$19,442,463
AmWINS Group, Inc.
	6,585	Term Loan, 2.77%, Maturing June 8, 2013	6,178,778
Applied Systems, Inc.
	11,529	Term Loan, 2.77%, Maturing September 26, 2013	11,068,095
CCC Information Services Group, Inc.
	7,240	Term Loan, 2.53%, Maturing February 10, 2013	7,117,915
Conseco, Inc.
	22,278	Term Loan, 7.50%, Maturing October 10, 2013	21,748,947
Crump Group, Inc.
	3,577	Term Loan, 3.28%, Maturing August 4, 2014	3,386,937
Hub International Holdings, Inc.
	1,627	Term Loan, 2.79%, Maturing June 13, 2014	1,543,419
	11,590	Term Loan, 2.79%, Maturing June 13, 2014	10,993,456
	3,507	Term Loan, 6.75%, Maturing June 30, 2014	3,513,951
U.S.I. Holdings Corp.
	18,596	Term Loan, 3.05%, Maturing May 4, 2014	17,363,724
	1,990	Term Loan, 7.00%, Maturing May 4, 2014	1,948,210

			$104,305,895

Leisure Goods / Activities / Movies — 4.4%

24 Hour Fitness Worldwide, Inc.
	4,000	Term Loan, Maturing December 30, 2015(4)	$3,920,000
AMC Entertainment, Inc.
	20,263	Term Loan, 2.01%, Maturing January 26, 2013	19,821,064
AMF Bowling Worldwide, Inc.
	2,799	Term Loan, 2.75%, Maturing June 8, 2013	2,512,206
Bombardier Recreational Products
	21,998	Term Loan, 3.25%, Maturing June 28, 2013	19,531,963
Carmike Cinemas, Inc.
	15,054	Term Loan, 5.50%, Maturing January 27, 2016	15,071,758
Cedar Fair, L.P.
	2,200	Term Loan, 2.27%, Maturing August 31, 2011	2,186,101
	2,265	Term Loan, 2.27%, Maturing August 30, 2012	2,251,060
	7,408	Term Loan, 4.27%, Maturing February 17, 2014	7,408,168
	3,753	Term Loan, 4.29%, Maturing February 17, 2014	3,725,016
CFV I, LLC/Hicks Sports Group
	438	Term Loan, 9.33%, Maturing July 1, 2010(2)(3)	449,146
Cinemark, Inc.
	23,975	Term Loan, 3.54%, Maturing April 29, 2016	24,008,052
Dave & Buster’s, Inc.
	815	Term Loan, 2.58%, Maturing March 8, 2013	809,340
	2,044	Term Loan, 2.58%, Maturing March 8, 2013	2,028,897
Deluxe Entertainment Services
	271	Term Loan, 2.54%, Maturing January 28, 2011	249,719
	458	Term Loan, 6.25%, Maturing January 28, 2011	421,017
	4,291	Term Loan, 6.25%, Maturing January 28, 2011	3,947,805
Fender Musical Instruments Corp.
	1,290	Term Loan, 2.50%, Maturing June 9, 2014	1,148,397
	4,499	Term Loan, 2.55%, Maturing June 9, 2014	4,004,467
Metro-Goldwyn-Mayer Holdings, Inc.
	22,904	Term Loan, 0.00%, Maturing April 8, 2012(7)	10,636,079
National CineMedia, LLC
	14,250	Term Loan, 2.01%, Maturing February 13, 2015	13,925,813
Odeon
GBP	624	Term Loan, 4.39%, Maturing April 2, 2015	921,858
GBP	624	Term Loan, 3.52%, Maturing April 2, 2016	921,858
Regal Cinemas Corp.
	20,485	Term Loan, 3.79%, Maturing November 10, 2010	20,526,841
Revolution Studios Distribution Co., LLC
	5,521	Term Loan, 4.03%, Maturing December 21, 2014	5,079,123
Six Flags Theme Parks, Inc.
	16,650	Term Loan, Maturing February 17, 2016(4)	16,483,500
Southwest Sports Group, LLC
	9,500	Term Loan, 6.75%, Maturing December 22, 2010	8,573,750
Sram, LLC
	4,000	Term Loan, Maturing April 30, 2015(4)	3,960,000
SW Acquisition Co., Inc.
	14,115	Term Loan, 5.75%, Maturing May 31, 2016	14,229,306

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Leisure Goods / Activities / Movies (continued)

Universal City Development Partners, Ltd.
	16,860	Term Loan, Maturing November 6, 2014(4)	$16,976,029
Zuffa, LLC
	10,093	Term Loan, 2.31%, Maturing June 20, 2016	9,786,587

			$235,514,920

Lodging and Casinos — 3.4%

Ameristar Casinos, Inc.
	1,810	Term Loan, 3.56%, Maturing November 10, 2012	$1,809,132
Choctaw Resort Development Enterprise
	2,285	Term Loan, 7.25%, Maturing November 4, 2011	2,273,184
Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.35%, Maturing November 20, 2014	2,001,307
GBP	1,500	Term Loan, 4.85%, Maturing November 20, 2015	2,001,307
Gala Electric Casinos, Ltd.
GBP	2,000	Revolving Loan, Maturing October 26, 2012(4)	2,982,323
GBP	9,744	Term Loan, 3.68%, Maturing December 12, 2013	14,098,794
GBP	9,756	Term Loan, 4.17%, Maturing December 12, 2014	14,116,300
GBP	1,178	Term Loan - Second Lien, 6.00%, Maturing April 7, 2015	1,672,479
Harrah’s Operating Co.
	3,500	Term Loan, 3.32%, Maturing February 3, 2014	3,084,921
	8,945	Term Loan, 3.32%, Maturing January 28, 2015	7,862,052
	7,051	Term Loan, 3.32%, Maturing January 28, 2015	6,219,677
	9,975	Term Loan, 9.50%, Maturing October 31, 2016	10,376,075
Herbst Gaming, Inc.
	2,319	Term Loan, 0.00%, Maturing December 2, 2011(7)	1,467,611
	6,245	Term Loan, 0.00%, Maturing December 2, 2011(7)	3,952,438
Isle of Capri Casinos, Inc.
	4,212	Term Loan, 5.00%, Maturing November 30, 2013	4,125,604
	7,329	Term Loan, 5.00%, Maturing November 30, 2013	7,178,254
	17,710	Term Loan, 5.00%, Maturing November 30, 2013	17,344,973
LodgeNet Entertainment Corp.
	11,223	Term Loan, 2.30%, Maturing April 4, 2014	10,774,413
New World Gaming Partners, Ltd.
	9,600	Term Loan, 2.80%, Maturing June 30, 2014	9,279,852
	949	Term Loan, 4.79%, Maturing June 30, 2014	917,749
Penn National Gaming, Inc.
	20,983	Term Loan, 2.02%, Maturing October 3, 2012	20,804,195
Scandic Hotels
EUR	1,725	Term Loan, 3.12%, Maturing April 25, 2015	1,825,460
EUR	1,725	Term Loan, 3.49%, Maturing April 25, 2016	1,825,460
Venetian Casino Resort/Las Vegas Sands, Inc.
	8,849	Term Loan, 2.05%, Maturing May 14, 2014	8,381,714
	22,692	Term Loan, 2.05%, Maturing May 23, 2014	21,493,274
VML US Finance, LLC
	2,773	Term Loan, 4.80%, Maturing May 25, 2012	2,738,739
	3,658	Term Loan, 4.80%, Maturing May 25, 2013	3,607,460

			$184,214,747

Nonferrous Metals / Minerals — 0.8%

Compass Minerals Group, Inc.
	4,911	Term Loan, 1.79%, Maturing December 22, 2012	$4,886,613
Euramax International, Inc.
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	638,251
	744	Term Loan, 10.00%, Maturing June 29, 2013	656,625
GBP	488	Term Loan, 14.00%, Maturing June 29, 2013(2)	659,414
	762	Term Loan, 14.00%, Maturing June 29, 2013(2)	672,632
Noranda Aluminum Acquisition
	8,610	Term Loan, 2.27%, Maturing May 18, 2014	8,481,179
Novelis, Inc.
	3,440	Term Loan, 2.28%, Maturing June 28, 2014	3,337,453
	8,318	Term Loan, 2.29%, Maturing June 28, 2014	8,070,662
Oxbow Carbon and Mineral Holdings
	16,845	Term Loan, 2.29%, Maturing May 8, 2014	16,544,858
Tube City IMS Corp.
	144	Term Loan, 2.29%, Maturing January 25, 2014	134,316
	1,153	Term Loan, 2.52%, Maturing January 25, 2014	1,074,865

			$45,156,868

Oil and Gas — 2.4%

Atlas Pipeline Partners, L.P.
	9,788	Term Loan, 6.75%, Maturing July 27, 2014	$9,785,271
Citgo Petroleum Corp.
	10,558	Term Loan, 5.25%, Maturing November 15, 2012	10,525,136
Dresser, Inc.
	18,509	Term Loan, 2.50%, Maturing May 4, 2014	18,055,263
Dynegy Holdings, Inc.
	1,960	Term Loan, 4.03%, Maturing April 2, 2013	1,929,881
	37,377	Term Loan, 4.03%, Maturing April 2, 2013	36,795,854
Enterprise GP Holdings, L.P.
	2,352	Term Loan, 2.53%, Maturing October 31, 2014	2,338,770
Hercules Offshore, Inc.
	4,913	Term Loan, 6.00%, Maturing July 11, 2013	4,782,546
IFM (US) Colonial Pipeline 2, LLC
	875	Term Loan, 2.26%, Maturing February 27, 2012	862,294
Precision Drilling Corp.
	3,511	Term Loan, 4.26%, Maturing December 23, 2013	3,457,956
	7,603	Term Loan, 9.25%, Maturing September 30, 2014	7,659,697

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Oil and Gas (continued)

SemGroup Corp.
	8,753	Term Loan, 7.50%, Maturing June 30, 2011	$8,730,990
	7,068	Term Loan, 7.60%, Maturing November 27, 2013	7,068,043
Sheridan Production Partners I, LLC
	785	Term Loan, 7.75%, Maturing April 20, 2017	785,270
	1,286	Term Loan, 7.75%, Maturing April 20, 2017	1,285,629
	9,704	Term Loan, 7.75%, Maturing April 20, 2017	9,702,264
Targa Resources, Inc.
	4,585	Term Loan, 6.00%, Maturing July 5, 2016	4,607,515

			$128,372,379

Publishing — 5.2%

American Media Operations, Inc.
	17,508	Term Loan, 10.00%, Maturing January 31, 2013(2)	$17,004,186
Aster Zweite Beteiligungs GmbH
	7,825	Term Loan, 2.59%, Maturing September 27, 2013	7,335,938
EUR	708	Term Loan, 2.91%, Maturing September 27, 2013	893,806
Black Press US Partnership
	1,225	Term Loan, 2.25%, Maturing August 2, 2013	1,090,142
	2,017	Term Loan, 2.25%, Maturing August 2, 2013	1,795,529
GateHouse Media Operating, Inc.
	4,906	Term Loan, 2.26%, Maturing August 28, 2014	2,428,324
	15,631	Term Loan, 2.28%, Maturing August 28, 2014	7,737,352
	9,330	Term Loan, 2.51%, Maturing August 28, 2014	4,618,516
Getty Images, Inc.
	9,572	Term Loan, 6.25%, Maturing July 2, 2015	9,606,233
Hanley-Wood, LLC
	7,331	Term Loan, 2.53%, Maturing March 8, 2014	3,867,234
Lamar Media Corp.
	6,600	Term Loan, Maturing October 29, 2016(4)	6,627,502
Laureate Education, Inc.
	3,286	Term Loan, 3.57%, Maturing August 17, 2014	3,077,425
	21,951	Term Loan, 3.57%, Maturing August 17, 2014	20,557,184
	2,985	Term Loan, 7.00%, Maturing August 31, 2014	2,984,069
Local Insight Regatta Holdings, Inc.
	1,624	Term Loan, 7.75%, Maturing April 23, 2015	1,437,275
MediaNews Group, Inc.
	2,746	Term Loan, 8.50%, Maturing March 19, 2014	2,587,845
Mediannuaire Holding
EUR	4,100	Term Loan, 2.40%, Maturing October 24, 2013	5,024,505
EUR	1,871	Term Loan, 2.90%, Maturing October 10, 2014	1,988,918
EUR	1,871	Term Loan, 3.40%, Maturing October 10, 2015	1,988,368
Merrill Communications, LLC
	9,854	Term Loan, 8.50%, Maturing December 24, 2012	9,201,396
Nelson Education, Ltd.
	293	Term Loan, 2.79%, Maturing July 5, 2014	272,025
Newspaper Holdings, Inc.
	18,303	Term Loan, 1.88%, Maturing July 24, 2014	10,981,778
Nielsen Finance, LLC
	45,602	Term Loan, 2.25%, Maturing August 9, 2013	44,554,892
	6,865	Term Loan, 4.00%, Maturing May 1, 2016	6,798,382
Philadelphia Newspapers, LLC
	2,061	DIP Term Loan, 12.50%, Maturing March 30, 2011	2,109,347
	5,003	Term Loan, 0.00%, Maturing June 29, 2013(7)	1,413,246
SGS International, Inc.
	2,157	Term Loan, 2.88%, Maturing December 30, 2011	2,086,645
	966	Term Loan, 2.89%, Maturing December 30, 2011	934,931
Source Interlink Companies, Inc.
	1,801	Term Loan, 7.25%, Maturing June 18, 2012	1,809,684
	2,273	Term Loan, 10.75%, Maturing June 18, 2013	2,284,091
	1,287	Term Loan, 15.00%, Maturing June 18, 2013(2)	643,373
Source Media, Inc.
	10,235	Term Loan, 5.30%, Maturing November 8, 2011	10,030,126
Springer Science+Business Media S.A.
EUR	5,000	Term Loan, 6.75%, Maturing June 30, 2015	6,687,759
	5,000	Term Loan, 6.75%, Maturing June 19, 2016	5,016,665
Star Tribune Co. (The)
	1,262	Term Loan, 8.00%, Maturing September 28, 2014(6)	1,017,354
	841	Term Loan, 8.00%, Maturing September 29, 2014(6)	593,246
TL Acquisitions, Inc.
	8,337	Term Loan, 2.79%, Maturing July 5, 2014	7,476,224
Trader Media Corp.
GBP	12,137	Term Loan, 2.68%, Maturing March 23, 2015	17,316,263
Tribune Co.
	1,667	DIP Revolving Loan, 1.50%, Maturing June 4, 2010(3)	1,650,000
	4,791	Term Loan, 0.00%, Maturing June 4, 2010(7)	3,152,983
	8,553	Term Loan, 0.00%, Maturing May 17, 2014(7)	5,754,991
	16,425	Term Loan, 0.00%, Maturing May 17, 2014(7)	10,922,374
Xsys, Inc.
	7,834	Term Loan, 2.59%, Maturing September 27, 2013	7,344,002
EUR	792	Term Loan, 2.91%, Maturing September 27, 2013	998,517
EUR	2,750	Term Loan, 2.91%, Maturing September 27, 2013	3,469,259
	597	Term Loan, Maturing September 27, 2013(4)	559,889
	8,001	Term Loan, 2.59%, Maturing September 27, 2014	7,501,331
EUR	2,690	Term Loan, 2.91%, Maturing September 27, 2014	3,393,230
	639	Term Loan, Maturing September 27, 2014(4)	598,643
EUR	1,000	Term Loan - Second Lien, 4.91%, Maturing September 27, 2015	1,214,116

			$280,437,113

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Radio and Television — 3.0%

Block Communications, Inc.
	9,388	Term Loan, 2.29%, Maturing December 22, 2011	$8,883,690
CMP Susquehanna Corp.
	3,815	Revolving Loan, 2.49%, Maturing May 5, 2011(3)	3,118,561
	8,900	Term Loan, 2.31%, Maturing May 5, 2013	7,607,124
Cumulus Media, Inc.
	13,454	Term Loan, 4.26%, Maturing June 11, 2014	12,402,506
Discovery Communications, Inc.
	2,480	Term Loan, 2.29%, Maturing May 14, 2014	2,481,812
Emmis Operating Co.
	6,853	Term Loan, 4.29%, Maturing November 2, 2013	6,321,596
Entercom Communications Corp.
	3,000	Term Loan, 0.78%, Maturing June 30, 2012(3)	2,760,000
Gray Television, Inc.
	2,726	Term Loan, 3.80%, Maturing January 19, 2015	2,681,960
HIT Entertainment, Inc.
	1,446	Term Loan, 5.50%, Maturing March 20, 2012	1,381,721
Local TV Finance, LLC
	1,945	Term Loan, 2.30%, Maturing May 7, 2013	1,794,263
Mission Broadcasting, Inc.
	3,812	Term Loan, 5.00%, Maturing September 30, 2016	3,831,311
NEP II, Inc.
	4,378	Term Loan, 2.35%, Maturing February 16, 2014	4,257,378
Nexstar Broadcasting, Inc.
	5,963	Term Loan, 5.00%, Maturing September 30, 2016	5,992,564
Raycom TV Broadcasting, LLC
	10,083	Term Loan, 1.81%, Maturing June 25, 2014	9,376,916
SFX Entertainment
	696	Term Loan, 3.53%, Maturing June 21, 2013	691,050
Spanish Broadcasting System, Inc.
	8,310	Term Loan, 2.05%, Maturing June 10, 2012	7,728,333
Tyrol Acquisition 2 SAS
EUR	6,300	Term Loan, 2.41%, Maturing January 19, 2015	7,505,769
EUR	6,300	Term Loan, 2.66%, Maturing January 19, 2016	7,505,769
Univision Communications, Inc.
	52,733	Term Loan, 2.54%, Maturing September 29, 2014	48,171,798
Weather Channel
	7,653	Term Loan, 5.00%, Maturing September 14, 2015	7,736,134
Young Broadcasting, Inc.
	973	Term Loan, 0.00%, Maturing November 3, 2012(7)	931,169
	8,285	Term Loan, 0.00%, Maturing November 3, 2012(7)	7,932,433

			$161,093,857

Rail Industries — 0.2%

Kansas City Southern Railway Co.
	7,795	Term Loan, 2.05%, Maturing April 26, 2013	$7,707,154
	1,945	Term Loan, 1.79%, Maturing April 28, 2013	1,920,688

			$9,627,842

Retailers (Except Food and Drug) — 2.4%

American Achievement Corp.
	1,414	Term Loan, 6.26%, Maturing March 25, 2011	$1,343,144
Amscan Holdings, Inc.
	4,073	Term Loan, 2.53%, Maturing May 25, 2013	3,920,077
Cumberland Farms, Inc.
	2,833	Term Loan, 2.78%, Maturing September 29, 2013	2,620,422
Harbor Freight Tools USA, Inc.
	11,975	Term Loan, 5.00%, Maturing February 24, 2016	12,014,912
Josten’s Corp.
	8,396	Term Loan, 2.25%, Maturing October 4, 2011	8,348,559
KKR My Best Friend UK Holdco.
GBP	4,000	Term Loan, 5.60%, Maturing January 24, 2017	6,134,739
Mapco Express, Inc.
	2,837	Term Loan, 6.50%, Maturing April 28, 2011	2,765,847
Matalan Group, Ltd.
GBP	2,000	Term Loan, 5.56%, Maturing March 24, 2016	3,067,752
Neiman Marcus Group, Inc.
	14,951	Term Loan, 2.25%, Maturing April 5, 2013	14,357,925
Orbitz Worldwide, Inc.
	11,796	Term Loan, 3.28%, Maturing July 25, 2014	11,448,146
Oriental Trading Co., Inc.
	2,000	Term Loan - Second Lien, 6.26%, Maturing January 31, 2013	530,000
Pep Boys - Manny, Moe, & Jack (The)
	2,359	Term Loan, 2.25%, Maturing January 27, 2011	2,261,764
Pilot Travel Centers, LLC
	7,000	Term Loan, Maturing November 24, 2015(4)	7,062,503
Rent-A-Center, Inc.
	278	Term Loan, 2.01%, Maturing November 15, 2012	274,095
	7,461	Term Loan, 3.26%, Maturing May 31, 2015	7,442,473
Rover Acquisition Corp.
	6,920	Term Loan, 2.53%, Maturing October 26, 2013	6,823,668
Savers, Inc.
	7,775	Term Loan, 5.75%, Maturing March 11, 2016	7,823,594
Vivarte
EUR	89	Term Loan, 2.40%, Maturing May 29, 2015	106,266
EUR	348	Term Loan, 2.40%, Maturing May 29, 2015	413,256
EUR	8,179	Term Loan, 2.40%, Maturing May 29, 2015	9,723,701
EUR	89	Term Loan, 2.90%, Maturing May 29, 2016	106,266
EUR	348	Term Loan, 2.90%, Maturing May 29, 2016	413,256

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) (continued)

EUR	8,179	Term Loan, 2.90%, Maturing May 29, 2016	$9,723,701
EUR	1,000	Term Loan - Second Lien, 3.90%, Maturing November 30, 2016	1,008,573
Yankee Candle Company, Inc. (The)
	12,529	Term Loan, 2.28%, Maturing February 6, 2014	12,321,570

			$132,056,209

Surface Transport — 0.4%

Oshkosh Truck Corp.
	9,239	Term Loan, 6.26%, Maturing December 6, 2013	$9,299,379
Swift Transportation Co., Inc.
	6,000	Term Loan, 8.05%, Maturing May 10, 2012	5,731,878
	4,979	Term Loan, 6.31%, Maturing May 10, 2014	4,858,291

			$19,889,548

Telecommunications — 3.8%

Alaska Communications Systems Holdings, Inc.
	348	Term Loan, 2.04%, Maturing February 1, 2012	$342,010
	3,047	Term Loan, 2.04%, Maturing February 1, 2012	2,991,606
	17,207	Term Loan, 2.04%, Maturing February 1, 2012	16,893,569
Asurion Corp.
	19,900	Term Loan, 3.25%, Maturing July 13, 2012	19,702,373
	4,000	Term Loan - Second Lien, 6.75%, Maturing January 13, 2013	3,968,000
BCM Luxembourg, Ltd.
EUR	4,951	Term Loan, 2.28%, Maturing September 30, 2014	5,893,910
EUR	4,951	Term Loan, 2.53%, Maturing September 30, 2015	5,894,458
EUR	1,000	Term Loan - Second Lien, 4.66%, Maturing March 31, 2016	1,136,540
Cellular South, Inc.
	6,748	Term Loan, 1.82%, Maturing May 29, 2014	6,608,746
	2,959	Term Loan, 1.83%, Maturing May 29, 2014	2,897,863
Cincinnati Bell, Inc.
	1,200	Term Loan, 1.76%, Maturing August 31, 2012	1,186,008
CommScope, Inc.
	9,585	Term Loan, 2.79%, Maturing November 19, 2014	9,558,487
Crown Castle Operating Co.
	4,313	Term Loan, 1.77%, Maturing March 6, 2014	4,237,308
Intelsat Corp.
	199	Term Loan, 2.79%, Maturing January 3, 2014	195,946
	199	Term Loan, 2.79%, Maturing January 3, 2014	195,946
	199	Term Loan, 2.79%, Maturing January 3, 2014	195,946
	21,523	Term Loan, 2.79%, Maturing January 3, 2014	21,140,944
	21,523	Term Loan, 2.79%, Maturing January 3, 2014	21,140,944
	21,528	Term Loan, 2.79%, Maturing January 3, 2014	21,146,675
Intelsat Subsidiary Holding Co.
	7,539	Term Loan, 2.79%, Maturing July 3, 2013	7,405,410
Iowa Telecommunications Services
	3,948	Term Loan, 2.04%, Maturing November 23, 2011	3,937,836
IPC Systems, Inc.
	4,484	Term Loan, 2.53%, Maturing May 31, 2014	4,090,970
GBP	338	Term Loan, 2.90%, Maturing May 31, 2014	468,668
Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.56%, Maturing December 26, 2014	8,967,084
NTelos, Inc.
	5,970	Term Loan, 5.75%, Maturing August 13, 2015	6,011,044
Palm, Inc.
	6,691	Term Loan, 3.80%, Maturing April 24, 2014	6,624,181
Telesat Canada, Inc.
	1,183	Term Loan, 3.28%, Maturing October 31, 2014	1,166,711
	13,779	Term Loan, 3.28%, Maturing October 31, 2014	13,583,350
TowerCo Finance, LLC
	2,469	Term Loan, 6.00%, Maturing November 24, 2014	2,495,557
Trilogy International Partners
	4,048	Term Loan, 3.79%, Maturing June 29, 2012	3,622,935
Windstream Corp.
	4,268	Term Loan, 3.06%, Maturing December 17, 2015	4,273,195

			$207,974,220

Utilities — 3.0%

AEI Finance Holding, LLC
	2,325	Revolving Loan, 3.27%, Maturing March 30, 2012	$2,209,624
	15,773	Term Loan, 3.29%, Maturing March 30, 2014	14,990,901
BRSP, LLC
	4,395	Term Loan, 7.50%, Maturing June 24, 2014	4,406,407
Calpine Corp.
	52,464	Term Loan, 3.17%, Maturing March 29, 2014	50,680,521
Covanta Energy Corp.
	1,903	Term Loan, 1.79%, Maturing February 9, 2014	1,877,357
	2,775	Term Loan, 1.81%, Maturing February 9, 2014	2,737,266
Electricinvest Holding Co.
GBP	2,300	Term Loan, 5.05%, Maturing October 24, 2012	2,973,654
EUR	4,170	Term Loan - Second Lien, 4.90%, Maturing October 24, 2012	4,766,036
Mirant North America, LLC
	3,067	Term Loan, 2.02%, Maturing January 3, 2013	3,028,141
NRG Energy, Inc.
	17,380	Term Loan, 2.00%, Maturing February 1, 2013	17,070,785
	20,779	Term Loan, 2.04%, Maturing February 1, 2013	20,408,994

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Utilities (continued)

NSG Holdings, LLC
	202	Term Loan, 1.76%, Maturing June 15, 2014	$196,409
	987	Term Loan, 1.76%, Maturing June 15, 2014	957,771
TXU Texas Competitive Electric Holdings Co., LLC
	6,449	Term Loan, 3.75%, Maturing October 10, 2014	5,306,768
	10,846	Term Loan, 3.75%, Maturing October 10, 2014	8,864,836
	20,559	Term Loan, 3.75%, Maturing October 10, 2014	16,910,101
Vulcan Energy Corp.
	3,270	Term Loan, 5.50%, Maturing December 31, 2015	3,310,439

			$160,696,010

Total Senior Floating-Rate Interests
(identified cost $5,263,160,290)			$5,193,432,227

Corporate Bonds & Notes — 1.2%

Principal
Amount*
(000’s omitted)		Security	Value

Building and Development — 0.3%

Grohe Holding GmbH, Variable Rate
EUR	13,000	3.519%, 1/15/14(8)	$16,356,861

			$16,356,861

Cable and Satellite Television — 0.2%

Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18(9)	$14,140,000

			$14,140,000

Chemicals and Plastics — 0.1%

Rhodia SA, Sr. Notes, Variable Rate
EUR	2,000	3.394%, 10/15/13(8)	$2,662,900
Wellman Holdings, Inc., Sr. Sub. Notes
	1,077	5.00%, 1/29/19(6)	503,920

			$3,166,820

Ecological Services and Equipment — 0.0%

Environmental Systems Product Holdings, Inc., Jr. Notes
	175	18.00%, 3/31/15(2)(6)	$139,721

			$139,721

Electronics / Electrical — 0.1%

NXP BV/NXP Funding, LLC, Variable Rate
	6,300	3.053%, 10/15/13	$6,040,125

			$6,040,125

Health Care — 0.1%

Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17(9)	$3,048,750

			$3,048,750

Leisure Goods / Activities / Movies — 0.2%

MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(9)	$9,850,000

			$9,850,000

Manufacturing — 0.1%

Reddy Ice Corp., Sr. Notes
	4,000	11.25%, 3/15/15(9)	$4,280,000

			$4,280,000

Telecommunications — 0.1%

Qwest Corp., Sr. Notes, Variable Rate
	5,850	3.507%, 6/15/13	$5,967,000

			$5,967,000

Total Corporate Bonds & Notes
(identified cost $62,382,355)			$62,989,277

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)		Security	Value

	$909	Alzette European CLO SA, Series 2004-1A, Class E2, 7.273%, 12/15/20(2)(10)	$109,107
	2,246	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.453%, 6/15/29(9)(10)	2,217,477
	884	Avalon Capital Ltd. 3, Series 1A, Class D, 2.202%, 2/24/19(9)(10)	585,534
	1,129	Babson Ltd., Series 2005-1A, Class C1, 2.253%, 4/15/19(9)(10)	731,372
	1,510	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.353%, 1/15/19(2)(9)(10)	589,883
	1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.70%, 8/11/16(9)(10)	765,000

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

$985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.752%, 3/8/17(2)(10)	$658,036
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.253%, 1/15/18(9)(10)	1,014,600

Total Asset-Backed Securities
(identified cost $11,109,797)		$6,671,009

Common Stocks — 0.6%

Shares	Security	Value

Automotive — 0.1%

88,506	Dayco Products, LLC(11)	$3,794,695
207,032	Hayes Lemmerz International, Inc.(6)(11)	991,683

		$4,786,378

Building and Development — 0.1%

23,625	Lafarge Roofing(6)(11)	$0
234,248	Sanitec Europe Oy B Units(6)(11)	711,108
230,960	Sanitec Europe Oy E Units(6)(11)	0
3,646	United Subcontractors, Inc.(6)(11)	236,672
22,273	WCI Communities, Inc.(11)	1,893,171

		$2,840,951

Chemicals and Plastics — 0.0%

3,849	Vita Cayman II, Ltd.	$397,168
1,022	Wellman Holdings, Inc.(6)(11)	304,137

		$701,305

Diversified Manufacturing — 0.0%

381,639	MEGA Brands, Inc.(11)	$198,071

		$198,071

Ecological Services and Equipment — 0.0%

2,484	Environmental Systems Products Holdings, Inc.(6)(11)(12)	$43,520

		$43,520

Food Service — 0.0%

193,076	Buffets, Inc.(11)	$965,380

		$965,380

Home Furnishings — 0.0%

364	Dometic Corp.(11)	$0
12,874	Oreck Corp.(6)(11)	937,742

		$937,742

Publishing — 0.4%

28,605	Ion Media Networks, Inc.(6)(11)	$8,177,597
162,730	MediaNews Group, Inc.(11)	2,603,679
351,929	Reader’s Digest Association, Inc. (The)(11)	10,029,977
5,725	Source Interlink Companies, Inc.(6)(11)	41,392
30,631	Star Tribune Media Holdings Co.(6)(11)	11,333
53,719	SuperMedia, Inc.(11)	2,411,983

		$23,275,961

Total Common Stocks
(identified cost $26,711,610)		$33,749,308

Preferred Stocks — 0.0%

Shares	Security	Value

Ecological Services and Equipment — 0.0%

1,138	Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	$91,040

		$91,040

Total Preferred Stocks
(identified cost $19,915)		$91,040

Closed-End Investment Companies — 0.0%

Shares	Security	Value

4,000	Pioneer Floating Rate Trust	$53,480

Total Closed-End Investment Companies
(identified cost $72,148)		$53,480

Warrants — 0.0%

Shares	Security	Value

1,343	Oreck Corp., 3/19/20(6)(11)	$97,824

Total Warrants
(identified cost $97,824)		$97,824

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 6.3%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$309,787	Eaton Vance Cash Reserves Fund, LLC, 0.19%(13)	$309,786,751
28,702	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/3/10	28,702,129

Total Short-Term Investments
(identified cost $338,488,880)		$338,488,880

Total Investments — 104.4%
(identified cost $5,702,042,819)		$5,635,573,045

Less Unfunded Loan Commitments — (1.1)%		$(58,251,122)

Net Investments — 103.3%
(identified cost $5,643,791,697)		$5,577,321,923

Other Assets, Less Liabilities — (3.3)%		$(177,737,557)

Net Assets — 100.0%		$5,399,584,366

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor In Possession

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	This Senior Loan will settle after April 30, 2010, at which time the interest rate will be determined.

(5)	Defaulted matured security.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Currently the issuer is in default with respect to interest payments.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $37,222,616 or 0.7% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2010.

(11)	Non-income producing security.

(12)	Restricted security (see Note 5).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $140,982 and $0, respectively.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $5,334,004,946)	$5,267,535,172
Affiliated investment, at value (identified cost, $309,786,751)	309,786,751
Cash	14,824
Foreign currency, at value (identified cost, $23,361,599)	23,396,920
Interest receivable	17,315,780
Receivable for investments sold	27,400,761
Receivable for closed swap contracts	115,938
Prepaid expenses	213,910

Total assets	$5,645,780,056

Liabilities

Payable for investments purchased	$240,286,489
Payable for open forward foreign currency exchange contracts	3,094,734
Payable to affiliates:
Investment adviser fee	2,222,660
Trustees’ fees	4,208
Accrued expenses	587,599

Total liabilities	$246,195,690

Net Assets applicable to investors’ interest in Portfolio	$5,399,584,366

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$5,468,081,374
Net unrealized depreciation	(68,497,008)

Total	$5,399,584,366

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest (net of foreign taxes, $42,806)	$117,134,280
Dividends	1,800
Interest allocated from affiliated investments	264,004
Expenses allocated from affiliated investments	(123,022)

Total investment income	$117,277,062

Expenses

Investment adviser fee	$11,956,379
Trustees’ fees and expenses	25,250
Custodian fee	379,002
Legal and accounting services	439,249
Interest expense and fees	239,507
Miscellaneous	114,723

Total expenses	$13,154,110

Deduct —
Reduction of custodian fee	$77

Total expense reductions	$77

Net expenses	$13,154,033

Net investment income	$104,123,029

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(79,899,604)
Investment transactions allocated from affiliated investments	42,315
Foreign currency and forward foreign currency exchange contract transactions	44,403,237

Net realized loss	$(35,454,052)

Change in unrealized appreciation (depreciation) —
Investments	$309,118,745
Foreign currency and forward foreign currency exchange contracts	(3,202,391)

Net change in unrealized appreciation (depreciation)	$305,916,354

Net realized and unrealized gain	$270,462,302

Net increase in net assets from operations	$374,585,331

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$104,123,029	$189,451,144
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(35,454,052)	(214,393,575)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	305,916,354	959,820,600

Net increase in net assets from operations	$374,585,331	$934,878,169

Capital transactions —
Contributions	$959,611,120	$1,462,810,319
Withdrawals	(228,952,153)	(1,159,558,768)

Net increase from capital transactions	$730,658,967	$303,251,551

Net increase in net assets	$1,105,244,298	$1,238,129,720

Net Assets

At beginning of period	$4,294,340,068	$3,056,210,348

At end of period	$5,399,584,366	$4,294,340,068

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57	%(2)	0.61%	0.70%	0.58%	0.54%	0.54%
Net investment income	4.50	%(2)	5.41%	6.50%	6.94%	6.44%	4.68%
Portfolio Turnover	22	%(3)	35%	7%	61%	50%	57%

Total Return	8.41	%(3)	27.54%	(22.24)%	4.62%	6.36%	4.77%

Net assets, end of period (000’s omitted)	$5,399,584		$4,294,340	$3,056,210	$6,851,600	$7,430,493	$6,506,058

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Diversified Income Fund, Eaton Vance Low Duration Fund and Eaton Vance Short Term Real Return Fund held an interest of 71.4%, 14.0%, 10.6%, 1.6%, 0.7% and less than 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Credit default swaps are normally valued using valuations

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to 2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $12,039,237 of which $82,858 was allocated from Cash Management Portfolio and $11,956,379 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.52% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans and including maturities and paydowns, aggregated $1,786,601,529 and $988,437,330, respectively, for the six months ended April 30, 2010.

Included in purchases are the cost of securities purchased by the Portfolio from investment companies advised by EVM or its affiliates of $340,094,626. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,644,252,318

Gross unrealized appreciation	$90,183,579
Gross unrealized depreciation	(157,113,974)

Net unrealized depreciation	$(66,930,395)

5   Restricted Securities

At April 30, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$43,520

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$91,040

Total Restricted Securities			$19,915		$134,560

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

5/28/10	British Pound Sterling 102,044,740	United States Dollar 155,345,768	$(773,659)
5/28/10	Euro 260,920,932	United States Dollar 345,258,405	(2,175,011)
5/28/10	Swiss Franc 15,797,490	United States Dollar 14,538,326	(146,064)

			$(3,094,734)

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge currency risk of investments it anticipates purchasing.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(3,094,734	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign currency risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income	Income

Forward foreign currency exchange contracts	$43,191,195(1)	$(3,899,385	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $457,407,000.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.15% prior to March 22, 2010) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less unfunded loan commitments)	$—	$5,132,773,035	$2,408,070	$5,135,181,105
Corporate Bonds & Notes	—	62,345,636	643,641	62,989,277
Asset-Backed Securities	—	6,671,009	—	6,671,009
Common Stocks	2,610,054	19,684,070	11,455,184	33,749,308
Preferred Stocks	—	—	91,040	91,040
Closed-End Investment Companies	53,480	—	—	53,480
Warrants	—	—	97,824	97,824
Short-Term Investments	—	338,488,880	—	338,488,880

Total Investments	$2,663,534	$5,559,962,630	$14,695,759	$5,577,321,923

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,094,734)	$—	$(3,094,734)

Total	$—	$(3,094,734)	$—	$(3,094,734)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2009	$6,829,221	$505,328	$1,053,368	$91,040	$—	$8,478,957
Realized gains (losses)	(3,804,564)	—	—	—	—	(3,804,564)
Change in net unrealized appreciation (depreciation)*	1,263,882	72,709	245,678	—	—	1,582,269
Net purchases (sales)	(1,940,607)	52,593	10,156,138	—	97,824	8,365,948
Accrued discount (premium)	60,138	13,011	—	—	—	73,149
Net transfers to (from) Level 3	—	—	—	—	—	—

Balance as of April 30, 2010	$2,408,070	$643,641	$11,455,184	$91,040	$97,824	$14,695,759

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2010*	$(29,548)	$72,709	$245,506	$—	$—	$288,667

*	Amount is included in the related amount on investments in the Statement of Operations.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Floating-Rate Fund

OFFICERS AND TRUSTEES CONT’D

Floating Rate Portfolio

Officers Scott H. Page President Craig P. Russ Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

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Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1044-6/10	FRSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio
By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 17, 2010

By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 17, 2010